Employee Benefit Plans - Schedule of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2026	$ 13,772
2027	14,731
2028	15,619
2029	16,373
2030	17,022
2031 – 2035	90,351
RIM Plan
Defined Benefit Plan Disclosure [Line Items]
2026	727
2027	872
2028	945
2029	992
2030	1,021
2031 – 2035	5,266
Post-retirement Plan
Defined Benefit Plan Disclosure [Line Items]
2026	1,670
2027	1,771
2028	1,803
2029	1,808
2030	1,738
2031 – 2035	8,190
Split-Dollar Life Insurance
Defined Benefit Plan Disclosure [Line Items]
2026	656
2027	731
2028	807
2029	881
2030	953
2031 – 2035	$ 5,784